Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table presents, for each of the three most recent fiscal years:

  total compensation, as calculated in the Summary Compensation Table, for our President and CEO and an average for our other NEOs;
  compensation actually paid ("CAP") to the NEOs, an SEC prescribed calculation which adjusts total compensation for the items described below and which does not equate to realized compensation;
  our cumulative total shareholder return ("TSR") since the last trading day before the earliest year presented;
  our net income; and
  net cash used in operating activities.
	Summary Compensation Table Total for Principal Executive Officer	Compensation Actually Paid to Principal Executive Officer	Average Summary Compensation Table Total for Other Named Executive Officers	Average Compensation Actually Paid to Other Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Net Cash Used in Operating Activities
					Total Shareholder Return	Peer Group Total Shareholder Return
Year	($)[1]	($)	($)(2)	($)	($)(3)($)(3)		($)	($)

2022	2,747,850	1,484,907	686,862	427,754	346.93	318.52	(59,944)	49,702
2021	1,252,750	5,793,092	421,088	1,275,744	426.26	346.89	1,448	29,294
2020	850,750	3,025,346	481,341	521,238	237.99	154.70	(27,872)	32,178

Notes:

(1) For the years 2022, 2021, and 2020, this is the total compensation, as depicted in the Summary Compensation Table below, for President and CEO, Mr. Chalmers.

(2) For 2022, this is the average total compensation, as depicted in the Summary Compensation Table below, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive Vice President, Chief Legal Officer and Corporate Secretary, Tom L. Brock, Chief Financial Officer, John L. Uhrie, Chief Operating Officer, and Curtis H. Moore, Senior Vice President, Marketing and Corporate Development. For 2021, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, and Dee Ann Nazarenus, Vice President, Human Resources and Administration. For 2020, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, W. Paul Goranson, Chief Operating Officer, through August 30, 2020, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, Dee Ann Nazarenus, Vice President, Human Resources and Administration, and Matthew J. Tarnowski, Chief Accounting Officer and Controller, through October 31, 2020.

(3)  Our TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2017, as compared with a peer group consisting of Cameco, NexGen Energy, Fission Uranium, Uranium Energy Corp, Ur-Energy, Paladin Energy, GoviEx Uranium, Denison Mines, Deep Yellow Ltd., Peninsula Energy and Boss Resources. The closing prices of Energy Fuels' Common Shares on December 31, 2022, 2021 and 2020 (or the last trading day prior thereto) were $6.21, $7.63 and $4.26, respectively.

To calculate CAP to the President and CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	SummaryCompensation Total ($)	Deductions		Additions
		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Fair Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology (1) ($)	Value of Service Cost and Prior Service Cost ttributable to the Executive Under the Pension Plan ($)	Compensation Actually Paid(1) ($)
Principal Executive Officer
2022	2,747,850	1,894,000	Nil	631,057	Nil	1,484,907
2021	1,252,750	510,000	Nil	5,050,342	Nil	5,793,092
2020	850,750	190,000	Nil	2,364,596	Nil	3,025,346
Average for other NEOs
2022	686,862	349,708	Nil	90,600	Nil	427,754
2021	421,088	123,521	Nil	978,177	Nil	1,275,744
2020	481,341(2)	70,065	Nil	109,962	Nil	521,238(2)

Notes:

(1) For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,840,035 for awards granted during the year that remain unvested, less a decrease of $936,552 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $272,426 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology during 2022 of $631,057. The Compensation actually paid to the Principal Executive Officer in 2022 using the SEC's CAP methodology was then calculated as the Principal Executive Officer's Total Compensation for 2022 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2022 of $1,484,907. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,000,331 for awards granted during the year that remain unvested, plus an increase of $1,281,388 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $2,768,623 for awards that vested during the year, nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $5,050,342, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $5,793,092 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $461,588 for awards granted during the year that remain unvested, plus an increase of $1,950,026 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $47,018 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, totaling $2,364,596, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $3,025,346 for 2020. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $344,901 for awards granted during the year that remain unvested, less a decrease of $201,080 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $53,222 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling $90,600, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $427,754 for 2022. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $242,273 for awards granted during the year that remain unvested, plus an increase of $404,704 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $331,200 for awards that vested during the year , nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $978,177, resulting in Compensation Actually Paid to the average of other Neos using this methodology of $1,275,744 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $150,188 for awards granted during the year that remain unvested, plus an increase of $205,953 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $15,249 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, less a reduction of $230,930 for awards that were forfeited during the year, totaling $109,962, resulting in Compensation Actually Paid to the average of other Neos using this methodology of $521,238 for 2020.

(2) This amount includes severance payments of $803,925 paid to Mr. Paul Goranson and $184,000 paid to Mr. Matt Tarnowski on their termination of employment in 2020.

The fair value of Common Share awards includes the value of both RSU awards and performance-based SAR awards granted as of December 31, 2022, excluding those SAR awards made in 2023 for performance in 2022, which will be disclosed in next year's Proxy Statement. The measurement date fair value of RSU awards was determined based on the higher of (i) the five-day volume-weighted average price ("VWAP") of the Company's Common Shares on the NYSE American ending on the trading day immediately prior to the date of grant, and (ii) the market closing price of the Company's Common Shares on the NYSE American on the trading day immediately prior to the date of grant. The SAR awards include three (3) tiered, market-based vesting components that require the sustained retention of set Common Share values, each over a 90-calendar-day period within the grant's five-year term. While market-based, the SARs are nonetheless viewed as performance-based instruments because they only vest upon the achievement of performance goals designed to significantly increase TSR, which the Company directly links to management's performance in developing, implementing and growing its initiatives, all while balancing compensation incentives with risk management. The measurement date fair value of the market-based component of the performance share awards was determined using a Monte Carlo fair value simulation model incorporating the assumptions outlined below.

Grant Year	2019				2022
Measurement Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2022

Risk-free interest rate	1.7%	0.2%	0.7%	4.7%	4.1%
Expected term (in years)	4.1	3.1	2.1	1.1	4.1
Expected volatility	65.0%	72.5%	85.0%	80.0%	82.5%
Dividend yield	0%	0%	0%	0%	0%

Peer Group Issuers, Footnote [Text Block]	Our TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2017, as compared with a peer group consisting of Cameco, NexGen Energy, Fission Uranium, Uranium Energy Corp, Ur-Energy, Paladin Energy, GoviEx Uranium, Denison Mines, Deep Yellow Ltd., Peninsula Energy and Boss Resources.
PEO Total Compensation Amount	$ 2,747,850	$ 1,252,750	$ 850,750
PEO Actually Paid Compensation Amount	1,484,907	5,793,092	3,025,346
Non-PEO NEO Average Total Compensation Amount	686,862	421,088	481,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 427,754	1,275,744	521,238
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Executive Compensation Actually Paid and the Cumulative Total Shareholder Return Over the Last Three Years

TSR is one factor taken into account in the Company's compensation decisions. The Company's TSR for the period December 31, 2017 through December 31, 2020 was 138% (an increase in the $100 fixed investment made in 2017 from $100.00 to $237.99 over that time period) compared to 54.7% (an increase from $100.00 to $154.70) for the Company's peer group of uranium companies. This significant TSR on the Company's shares, along with other factors, was taken into account in connection with the increases in total compensation paid to the Company's President and CEO and other NEOs in 2021 compared to 2020. Increases in TSR also contributed to significant increases in the CAP to the CEO and other NEOS in 2020 and 2021 through the vesting of securities and the appreciation in the value of unvested securities held by those individuals during those years. The Company's TSR for 2021 was 79.1% (an increase in the $100 fixed investment during 2021 from $237.99 to $426.26 over the year), which, along with other factors, was reflected in an increase in the total compensation paid to the President and CEO and other NEOs in 2022 compared to 2021. However, due to a reduction in the Company's TSR in 2022, as was the case for most of the other industry TSR indices during 2022, these increases in compensation were significantly offset, resulting in a lower CAP for 2022 compared to 2021 and 2020 for the CEO and other NEOs. Over the five-year period, December 31, 2017 through December 31, 2022, the Company's TSR was 246.90% (an increase from $100.00 to $346.93 over that time period) compared to 218.52% (an increase from $100.00 to $318.52) for the Company's uranium peers. Other factors that contributed to increases in compensation levels for the President and CEO and other NEOs of the Company over the last three years were: the increase in the market capitalization of the Company and an increase in the size of other companies in the Company's peer group used for compensation decisions; and the success of the Company in a number of its initiatives, including its recently acquired uranium contracts and sales; its readiness to commence production at a number of its uranium mines; and the development of its REE business.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Executive Compensation Actually Paid and Net Income Over the Last Three Years

The Company is in an industry that is heavily dependent on the price of uranium and vanadium. When these commodity prices are high, development, extraction, production and related operations can be ramped up and in full swing. However, when commodity prices are low, operations and other development activities are generally curtailed, and properties and facilities are placed on standby or are potentially shut down. During periods of low uranium and vanadium commodity prices, which the Company has experienced in varying degrees over the last several years, industry participants can face negative cashflows and losses and are often tasked with minimizing those negative cashflows and losses, while at the same time maintaining their valuable assets in a state of readiness for a ramp-up when commodity prices recover. As a result of this heavy reliance on commodity prices and large fluctuations in cashflows and income and losses, typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc. are not always meaningful to the Company. Further, the Company's share price and TSR are heavily impacted by commodity price changes and expectations of future commodity price changes, which are often unrelated to net income and other typical performance measures for companies whose operations are on standby. As a result, the CAP to the CEO and other NEOs can be heavily influenced by the impact of share price fluctuations on unvested securities, which can often outweigh any impacts that changes in net income and other typical performance metrics may have on CAP.

For example, net income (loss) for the Company is currently not a meaningful metric to measure against the compensation of our President and CEO and other NEOs. Uranium prices have been low during most of the period 2020 through 2022, so the Company along with its uranium peers has been managing negative cash flows and losses during such periods. Although uranium prices have risen in 2022, and the Company has been rehabilitating and developing a number of its standby mines for future production, all those rehabilitation and development expenses have been required to be expensed, rather than capitalized, because the Company has not had any mineral reserves, under U.S. definitions, at any of its standby uranium mines. In addition, the Company has been required to expense a portion of its development expenses for its REE initiative over those years.

These factors have resulted in approximately $27.8 million in net losses for the Company in 2020. The Company had net income of approximately $1.5 million in 2021, due primarily to the sale of several of its non-core properties to CUR during that year. However, that net income did not directly factor into any compensation decisions, as it was not considered by the Company to represent recurring net income. During 2022, the Company had a net loss of approximately $59.9 million which also did not directly factor into compensation decisions. This is because approximately $16.90 million of that loss was due to a non-cash mark-to-market loss on investments accounted for at fair value due primarily to a decrease in the market price of our CUR shares over 2022. In addition, the Company faced increased expenses associated with significantly advancing our uranium, REE and radioisotope initiatives in 2022, including: preparing four (4) of our uranium mines for production; development expenses associated with developing commercial REE separation capabilities in addition to our existing mixed RE Carbonate commercial production capabilities; expenses associated with advancing our medical isotope initiatives; increased transaction expenses arising from costs associated with acquiring our Bahia Project in Brazil and costs associated with the sale of our Alta Mesa project in Texas; and increased other selling, general and administrative expenses associated with significant additions to executive and management/supervisory personnel, enhanced business processes, and other general and administrative expenses required to support all these increased levels of activity. Further, a number of transactions, including the sale of the Company's Alta Mesa project resulted in expenses in 2022 but will result in significant gains or margins in 2023, which could result in net income or reduced net losses in 2023. As a result of all these factors, in our case, net income (loss) is not considered to be an appropriate metric to compare against compensation decisions for the Company's President and CEO and other NEOs.

To address the Company's inability to rely on typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc., the Company implemented its STIP in January 2016 and its LTIP in January 2018, which as discussed in more detail above, are intended to set out meaningful performance criteria tailored specifically to the Company, in light of the general inability to rely on more standard performance indicators. The STIP sets short-term performance goals each year that are tied primarily to the Company meeting its annual budget, as set by the Board, as well as the objectives over the year as set out in the Company's long-term strategic plan. Cash bonuses for Senior Executive Officers are awarded each year based on performance relative to the STIP performance goals for the year, as determined by the Board in January of the following year.

As also discussed in more detail above, the LTIP sets long-term performance goals each year tailored specifically to the Company that have implications beyond the current year. Equity awards for Senior Executive Officers are awarded for each year based on performance relative to the LTIP performance goals for the year, as determined by the Board in January of the following year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Executive Compensation Actually Paid and Net Cash Used in Operating Activities Over the Last Three Years

Although the Company does not rely on Net Cash Used in Operating Activities, per se, in its compensation decisions, one of the performance goals in the Company's STIP over the last several years has been related to Net Recuring and Discretionary Cash Flows, which can be similar to Net Cash Used in Operating Activities. STIP performance goals are typically set to ensure that management meets the Company's budget expectations. Compensation decisions are based in part on how well management manages the Company's annual budget to maintain Net Recurring and Discretionary Cash Flows within budget, while achieving the budgeted initiatives. Net Cash Used in Operating Activities was approximately $32.2 million and $29.3 million in 2020 and 2021 but increased to approximately $49.7 million in 2022, which is consistent with increased budgeted Net Recurring and Discretionary Cash Flows in 2022 compared to previous years as a result of increased budgeted initiatives in 2022 relative to previous years.

Total Shareholder Return Amount	$ 346.93	426.26	237.99
Peer Group Total Shareholder Return Amount	318.52	346.89	154.7
Net Income (Loss)	(59,944)	1,448	(27,872)
Principal Executive Officer Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,894,000	510,000	190,000
Principal Executive Officer Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Principal Executive Officer Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	631,057	5,050,342	2,364,596
Principal Executive Officer Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Named Executive Officers Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,708	123,521	70,065
Named Executive Officers Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Named Executive Officers Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,600	978,177	109,962
Named Executive Officers Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount